DELAWARE LIFE ACCELERATOR PRIME® VARIABLE ANNUITY
An individual flexible payment variable annuity
Issued by
Delaware Life Insurance Company
Supplement dated March 15, 2024
to the Prospectus, Initial Summary Prospectus and Updating Summary Prospectus
dated May 1, 2023

Appendix A to the Prospectus is updated as follows:

BlackRock International Limited is added as a Subadviser to the BlackRock Global Allocation V.I. Fund.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE